Concentration of Credit Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LS Boston Point LLC [Member]
Entity Listings [Line Items]
Concentration of Credit Risk

Note 6 - Concentration of Credit Risk:

The Company has potential concentration of credit risk, in that, at times, it may maintain deposits with financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation (FDIC). To mitigate this risk, the Company places its cash deposits only with high quality institutions. Management believes the risk of loss is minimal.

Note 6 - Concentration of Credit Risk:

The Company has potential concentration of credit risk, in that, at times, it may maintain deposits with financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation (FDIC). To mitigate this risk, the Company places its cash deposits only with high quality institutions. Management believes the risk of loss is minimal.